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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                              ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------------

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner              Baltimore, Maryland                11/14/01
------------------              -------------------                --------
   [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    47
                                           ------------------------------

Form 13F Information Table Value Total:    $475,537
                                           ------------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  --------  ---------  --------  --------------------  ----------  --------   -------------------------
                            TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
-------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------   ----       ------    ----
American International
Group                       Common   026874107    87,170  1,117,565  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Amerisource Bergen Corp.    Common   03073E105     4,250     59,900  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration        Common   033901109     5,418    215,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits      Common   03822W109       149     21,296  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Bangor Hydro Electric       Common   060077104     6,964    261,500  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
BBVA Banco Frances          Common   059591107     1,049    117,300  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific            Common   135923100    21,179    660,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health             Common   14149y108     7,112     96,171  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Caremark RX, Inc.           Common   141705103    81,318  4,875,200  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.              Common   172967101    20,583    508,219  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Delhaize America Inc.
Class A                     Common   246990139     2,299     41,500  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                Common   260543103    11,748    358,609  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
DTE Energy                  Common   233331107     1,056     24,528  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------

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
                                                FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  --------  ---------  --------  --------------------  ----------  --------   -------------------------
                            TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
-------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------   ----       ------    ----
Duramed Pharmaceuticals     Common   266354109     3,623    179,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp         Common   283905107       808     19,305  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Fleet Boston
Financial Corp              Common   339030108     2,038     55,452  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
General Electric            Common   369604103       744     20,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing             Common   g3921a100     1,939  1,077,241  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
GPU Inc.                    Common   379352404    13,037    323,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Heller Financial            Common   423328103     7,504    142,200  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Heller Financial            Common   423328103       264      5,000  SH   PUT     SOLE                                      NONE
--------------------------------------------------------------------------------------------------------------------------------
Indigo                      Common   N44495104       880    142,400  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase                Common   46612j101     3,886    614,800  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson           Common   478160104    42,356    854,800  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co        Common   46625H100     1,134     33,200  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Kerr McGee                  Common   492386107       849     16,354  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Louis Dreyfus Natural Gas   Common   546011107     4,668    120,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
LSI Logic                   Common   538021106       325     27,700  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Marvell Technology          Common   G5876H105     1,611    112,251  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------

                                                FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  --------  ---------  --------  --------------------  ----------  --------   -------------------------
                            TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
-------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------   ----       ------    ----
Microchip Tech              Common   595017104       870     32,700  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Trust            Common   631100104       580     20,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.               Common   713448108    22,903    472,220  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Phillips  Petroleum         Common   718507106    16,061    297,760  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Prodigy Communications      Common   74283P206        99     18,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Pulte Homes                 Common   745867101     3,338    108,900  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless             Common   775315104       391     36,900  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electronics     Common   817265101    37,964  1,610,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals       Common   82481r106     1,804     44,755  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Telecom Holders             Common   87927P200     1,250     25,000  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Texaco Corp                 Common   881694103    32,708    503,200  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings         Common   883435208        10     26,004  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco            Common   G90078109     2,920    110,600  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Triad Hospital              Common   89579K109     2,787     78,721  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------

                                                FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  --------  ---------  --------  --------------------  ----------  --------   -------------------------
                            TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER       OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
-------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------   ----       ------    ----
Tweeter Home Entertainment  Common   901167106       475     34,800  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
US Bancorp                  Common   902973304     2,158     97,300  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc. Class B        Common   925524308     5,631    163,203  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------
Vivendi                     Common   92851S105     7,627    164,560  SH           SOLE                 SOLE
--------------------------------------------------------------------------------------------------------------------------------